Non-controlling interest	3 Months Ended
Nov. 30, 2021
Non-controlling interest

16.	Non-controlling interest

The changes to the non-controlling interest for the three-month period ended November 30, 2021 and year ended August 31, 2021 are as follows:

Year ended	November 30, 2021	August 31, 2021
Balance at beginning of period/year	$(1,533)	$(254)
Non-controlling interest’s 45% share of Buckreef Gold’s comprehensive loss	(136)	(1,279)
Balance at end of period/year	$(1,669)	$(1,533)

The following is summarized financial information for Buckreef Gold:

	November 30, 2021	August 31, 2021
Current assets	$1,933	$2,920
Long term assets	34,335	33,535
Current liabilities	(1,747)	(2,908)
Asset retirement obligation	(2,715)	(2,681)
Advances from parent	(36,886)	(33,728)
Comprehensive loss for the period/year	$(301)	$(2,841)